Inventories - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Cost of inventories relating to continuing operations recognised as expense	£ 120	£ 129	£ 155
Inventory provisions charged in income statement	8	7	19
Impairment charges against the inventory returns asset	£ 1	£ 0	£ 0